INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS AND GOODWILL

15)	INTANGIBLE ASSETS AND GOODWILL

a)	Change in intangible assets and goodwill by class

	R$ thousands
	Goodwill	Intangible Assets
		Acquisition of financial service rights (1)	Software (1)	Customer portfolio (1)	Other (1)	Total
Balance on December 31, 2021	6,048,734	3,049,946	4,727,802	1,048,641	35,884	14,911,007
Additions/(reductions)	493,357	1,895,195	4,277,979	455,548	916,296	8,038,375
Impairment	-	(175,259)	(842,000)	-	-	(1,017,259)
Amortization (2)	-	(1,215,247)	(1,214,388)	(251,704)	(450,971)	(3,132,310)
Balance on December 31, 2022	6,542,091	3,554,635	6,949,393	1,252,485	501,209	18,799,813

Balance on December 31, 2022	6,542,091	3,554,635	6,949,393	1,252,485	501,209	18,799,813
Additions/(reductions)	31,634	4,060,641	3,122,163	97,988	(6,812)	7,305,614
Impairment	-	(102,158)	(2,092)	-	-	(104,250)
Amortization (2)	-	(1,701,950)	(1,606,248)	(212,068)	(373,765)	(3,894,031)
Balance on December 31, 2023	6,573,725	5,811,168	8,463,216	1,138,405	120,632	22,107,146
(1)	Rate of amortization: acquisition of rights to provide financial services – in accordance with contract agreement; software – 20%; Customer portfolio – up to 20%; and others – 20%; and
(2)	The difference of R$ 64,831 (2022 - R$ 54,383) in relation to the amount presented in note 35 refers to expenses attributable to insurance contracts which are presented in the Income Statement in the caption "Insurance and pension income.

b)	Composition of goodwill by segment

	R$ thousands
	On December 31, 2023	On December 31, 2022
Banking	6,107,282	6,075,648
Insurance	466,443	466,443
Total	6,573,725	6,542,091

The Cash Generation Units (GCUs) containing goodwill in the banking segment and the insurance segment are tested annually for impairment of goodwill. We did not incur any goodwill impairment losses in 2023 and 2022.